Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Financial service revenues	¥ 4,819,003	¥ 4,437,827	¥ 3,447,195
Contract with customer liability reclassified to revenue	729,698	748,193
Insurance revenues [Member]
Statements [Line Items]
Unsatisfied performance obligations	542,409	463,707
Insurance revenues [Member] | Not later than one year [Member]
Statements [Line Items]
Unsatisfied performance obligations	156,443	135,282
Insurance revenues [Member] | Later than one year [member]
Statements [Line Items]
Unsatisfied performance obligations	385,966	328,425
Contracts with the customers [Member]
Statements [Line Items]
Financial service revenues	¥ 216,456	207,154	¥ 187,035
Bottom of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statements [Line Items]
Unsatisfied performance obligations	¥ 1,350,018	¥ 1,156,410